Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019
Disclosure of inventories [line items]
Inventories	$ 2,897	[1]	$ 275	$ 275
Provision for impairment	0		0
Grain And Seeds [Member] | Calyxt Inc [Member]
Disclosure of inventories [line items]
Inventories	2,600
Laboratory Equipment [member]
Disclosure of inventories [line items]
Inventories	$ 300		$ 300

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.